Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other liabilities
Accrued expenses and other liabilities

5.   Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as of December 31, 2025 and 2024:

	As of December 31
In thousands of U.S. Dollars	2025	2024
Accrued vessel operating expenses and voyage expenses	11,572	11,794
Other accrued expenses	7,013	6,519
Total accrued expenses	18,585	18,313